Income Tax (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Uncertain tax positions	25.00%	25.00%	25.00%
Changes in valuation allowance for deferred tax asset	(25.00%)	(25.00%)	(25.00%)
HK statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Changes in valuation allowance for deferred tax asset	(16.50%)	(16.50%)	(16.50%)
Statutory income tax rate, Total	16.50%	16.50%	16.50%
UK statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Changes in valuation allowance for deferred tax asset	(19.00%)	(19.00%)
Statutory income tax rate, Total	19.00%	19.00%
Australian statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Changes in valuation allowance for deferred tax asset	(27.50%)	(27.50%)
Statutory income tax rate, Total	27.50%	27.50%
PRC statutory income tax rate [Member]
Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate, Total	25.00%